General Information and Basis of Presentation	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General Information and Basis of Presentation
1.	General Information and Basis of Presentation
Imperial Petroleum Inc. (“Imperial”) was formed by StealthGas Inc (the “former Parent Company”) on May 14, 2021 under the laws of the Republic of the Marshall Islands. Initial share capital of Imperial consisted of 33 common shares. StealthGas Inc. separated its crude and product tankers by transferring to Imperial its interest in 4 subsidiaries, Clean Power Inc., MR Roi Inc., King of Hearts Inc. and Tankpunk Inc. (the “Subsidiaries”), each owning one tanker. The transfer was completed on November 10, 2021 in exchange for 318,318 newly issued common shares and 795,878 Series A 8.75% Preferred Shares (the “Series A Preferred Shares”) in Imperial. On December 3, 2021, StealthGas Inc. distributed the 318,351 common shares and 795,878 8.75% Series A Preferred Shares (with a liquidation preference of $25.00 per share) in Imperial to holders of StealthGas Inc.’s common stock on a pro rata basis
(the “
20
21
Spin-Off”).
The accompanying consolidated financial statements include the accounts of Imperial and its wholly owned subsidiaries (collectively, the “Company”) using the historical carrying costs of the assets and the liabilities of the Subsidiaries from their dates of incorporation until their dates of disposal, if any.
On June 21, 2023, the Company completed the
spin-off
transaction (the
“Spin-off”)
of its wholly-owned subsidiary C3is Inc. (“C3is”), which was formed by the Company in July 2022. Prior to the
Spin-off,
Imperial received all issued and outstanding common shares and all 600,000 5.00% Series A Perpetual Convertible Preferred shares of C3is (Note 3) in exchange for the contribution to C3is of the entities owning Imperial’s two Handysize drybulk carriers, “Eco Bushfire” and “Eco Angelbay” together with $5,000,000 in cash as working capital. Imperial, as the sole shareholder of C3is, distributed the common shares it held in C3is

to the Company’s stockholders and warrant holders in accordance with the terms of the Company’s outstanding warrants on a pro rata basis on June 21, 2023. Common shares of C3is commenced trading on June 21, 2023 on the Nasdaq Capital Market under the ticker symbol “CISS”. Imperial Inc. continues to operate in the tanker and dry bulk shipping market and remains a publicly traded company.
The assets and liabilities of C3is on June 21, 2023, were as follows:

June 21, 2023
Cash and cash equivalents	5,000,000
Trade and other receivables	877,202
Inventories	124,813
Advances and prepayments	192,961
Due from related party	188,750
Vessels, net (after impairment of $8,996,023)	28,500,000
Trade accounts payable	816,187
Accrued and other liabilities	357,647
Deferred income	115,940
Net assets of C3is distributed to stockholders and warrantholders	33,593,952
Less investment in preferred shares of C3is issued as part of Spin-off	(12,636,000)
Distribution of net assets of C3is to stockholders and warrantholders	20,957,952
At December 31, 2024, the Company’s fleet was comprised of 11 vessels consisting of 6 medium range (M.R.) type Product tankers, 2 Suezmax crude oil tankers and 3 Handysize drybulk carriers providing worldwide marine transportation services under long, medium or short-term charters.

The Company’s vessels are managed by Stealth Maritime Corporation S.A. (the “Manager”), a company controlled by members of the family of the Company’s Chief Executive Officer. The Manager, a related party, was incorporated in Liberia and registered in Greece on May 17, 1999 under the provisions of law 89/1967, 378/1968 and article 25 of law 27/75 as amended by article 4 of law 2234/94. (Note 3).
At December 31, 2024, the Company held 100% interest in the below companies.

Company	Date of Incorporation	Name of Vessel Owned by Subsidiary		Dead Weight Tonnage (“dwt”)	Acquisition Date	Disposal Date
Clean Power Inc.	5/2/2007	Magic Wand		47,000	9/1/2008	—
MR Roi Inc.	5/2/2007	Clean Thrasher		47,000	27/2/2008	—
King of Hearts Inc.	17/3/2008	Clean Sanctuary		46,000	14/7/2009	—
Nirvana Product Trading Inc	25/2/2022	Clean Nirvana		50,000	28/3/2022	—
Volume Jet Trading Inc.	25/2/2022	Clean Justice		46,000	31/5/2022	—
Intercontinental Crude and Product Enterprises Inc.	18/5/2022	Suez Enchanted		160,000	3/6/2022	—
Petroleum Trading and Shipping Inc.	21/4/2022	Suez Protopia		160,000	3/6/2022	—
Haven Exotic Trading Inc.	31/1/2023	Eco Wildfire		33,000	28/3/2023	—
Blue Oddysey International Inc.	31/1/2023	Glorieuse		38,000	27/3/2023	—
Aquatic Success International Inc.	6/9/2023	Aquadisiac		51,000	18/2/2024	—
Alpine Hydrocarbons Inc.	6/9/2023	Gstaad Grace II	*	113,000	28/2/2024	26/4/2024
Poseidonas Corporation Inc.	20/5/2024	Neptulus		33,000	24/8/2024	—
Tankpunk Inc.	6/1/2008	Stealth Berana	*	115,804	26/7/2010	14/7/2023
Imperial Petroleum Product Solutions Inc.**	20/5/2024	—		—	—	—
Artemisia Commodities Inc.***	13/9/2024	—		—	—	—
Aurelia World Transports Inc. ***	13/9/2024	—		—	—	—
Guinevere Dry Cargoes Inc.***	13/9/2024	—		—	—	—
Edrys Shipments Inc.***	13/9/2024	—		—	—	—
Ophelia Grain Inc.***	13/9/2024	—		—	—	—
Laurentia Bulk Inc.***	13/9/2024	—		—	—	—
Sapphira Wheat Inc.***	13/9/2024	—		—	—	—

*	These vessels were sold on April 26, 2024, and on July 14, 2023 (Note 3), respectively, and the vessel owning companies became dormant.
**	The product tanker vessel “Clean Imperial” owned by Imperial Petroleum Product Solutions Inc. was delivered to the Company on January 10, 2025
***	Companies are associated with the acquisition of seven Japanese built bulkers that are scheduled for delivery by May 2025 (Note 3).
Effective as of the opening of trading on April 28, 2023, the Company effected a one-for-fifteen reverse
stock split of its shares of common stock. The reverse stock split affected all outstanding shares of common stock. No fractional shares were issued in connection with the reverse split. Stockholders who would otherwise hold a fractional share of the Company’s common stock received a cash payment in lieu of such fractional share. Furthermore, in connection with the reverse stock split, the exercise price of the Company’s outstanding warrants at that date increased and the number of shares issuable upon their exercise decreased in accordance with their terms. In addition, the conversion price of the Company’s Series C Cumulative Convertible Perpetual Preferred Shares was proportionately adjusted in accordance with their terms (Note 9). The par value and other terms of the Company’s shares of common stock were not affected by the reverse stock split.

During 2022, 2023 and 2024 two, one and two charterers, respectively, accounted for 10% or more of the Company’s revenues.

	Year ended December 31,
Charterer	2022	2023	2024
A	—	21%	—
B	16%	—	10%
C	—	—	11%
D	17%	—	—